Stock Dividends (Details) - Rayonier Inc. Common Stock Fund - EBP 100	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
EBP, Description of Plan [Line Items]
Cash dividends received (in dollars per share) | $ / shares	$ 2.49
Cash dividend received, amount | $	$ 558,822